Supplemental cash flow information (Tables)	12 Months Ended
Dec. 31, 2022
Supplemental Cash Flow Information
Schedule of supplemental cash flow information

	2022	2021	2020

Total additions to contract assets (Note 14)	5,240,528	4,759,789	3,948,158
Total additions to intangible assets (Note 15 (b))	75,400	172,961	411,285

Items not affecting cash (see breakdown below)	(1,765,391)	(1,236,081)	(1,095,786)

Total additions to intangible assets as per statement of cash flows	3,550,537	3,696,669	3,299,657

Investments and financing operations affecting intangible assets but not cash:
Interest capitalized in the year (Note 14 (a))	622,803	300,792	238,330
Contractors payable	414,645	218,523	142,514
Program contract commitments	—	—	4,422
Performance agreements	576,392	478,177	314,720
Right of use	42,182	140,187	28,549
Construction margin (Note 26)	109,369	98,402	85,976
Agreement with the municipality of Mauá	—	—	280,774
Total	1,765,391	1,236,081	1,095,786